Share-based Payments Arrangement - CHIEF's Outstanding Stock Options (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	50.00	0
Number of options, Options granted		50.00
Number of options, Options exercised	0	0
Number of options, Options forfeited	(4.00)	0
Number of options, Options outstanding at end of the year	46.00	50.00	0
Number of options, Option exercisable at end of the year	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 147.00	$ 0
Weighted average exercise price, Options granted		147.00
Weighted average exercise price of share options exercised in share-based payment arrangement	0	0
Weighted average exercise price, Options forfeited	0	0
Weighted-average exercise price, Options outstanding at end of the year	141.70	147.00	$ 0
Weighted average exercise price, Option exercisable at end of the year	$ 0	$ 0
Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	925.00	950.00	0
Number of options, Options granted		0	950.00
Number of options, Options exercised	0	0
Number of options, Options forfeited	(28.00)	(25.00)	0
Number of options, Options outstanding at end of the year	897.00	925.00	950.00
Number of options, Option exercisable at end of the year	448.50	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 140.60	$ 147.00	$ 0
Weighted average exercise price, Options granted		0	147.00
Weighted average exercise price of share options exercised in share-based payment arrangement	0	0
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	135.60	140.60	147.00
Weighted average exercise price, Option exercisable at end of the year	$ 135.60	$ 0	$ 0
Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	882.75	1,936.00	1,948.00
Number of options, Options granted		0	0
Number of options, Options exercised	(547.25)	(1,027.25)
Number of options, Options forfeited	(21.25)	(26.00)	(12.00)
Number of options, Options outstanding at end of the year	314.25	882.75	1,936.00
Number of options, Option exercisable at end of the year	314.25	416.50	968.00
Weighted-average exercise price, Options outstanding at beginning of the year	$ 34.40	$ 34.40	$ 34.40
Weighted average exercise price, Options granted		0	0
Weighted average exercise price of share options exercised in share-based payment arrangement	34.40	34.40
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	34.40	34.40	34.40
Weighted average exercise price, Option exercisable at end of the year	$ 34.40	$ 34.40	$ 34.40